Subsequent events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent events

Note   31.               Subsequent events

Reverse Acquisition

On January 1, 2023, the Semiconductors Group was sold by WISeKey International Holding Ltd to its wholly owned subsidiary SEALSQ Corp. in exchange for a consideration of 1,499,700 SEALSQ Class F shares, par value USD 0.05 and 7,501,400 SEALSQ ordinary shares.

The acquisition by SEALSQ Corp. of the Semiconductors Group is a transaction under common control in line with ASC 805-50 because both entities were wholly owned by WISeKey. The combination will be accounted for as a reverse acquisition from January 1, 2023, in line with ASC 805-40 “Reverse Acquisitions” because SEALSQ Corp., then a so-called empty shell private company with no operating activities that was not considered a business under US GAAP standards, acquired the Semiconductors Group, a private operating company and its affiliates. This transaction being a capital transaction in substance, it qualifies as a reverse acquisition that is considered a recapitalization under common control whereby SEALSQ is the legal acquirer and accounting acquiree, whereas the Semiconductors Group is the legal acquiree and accounting acquirer.

Indebtedness to related parties

On January 1, 2023, the Group entered into a Loan Agreement (the “New Loan Agreement”) with WISeKey pursuant to which all loans outstanding are replaced with the New Loan Agreement, meaning that all outstanding loan amounts are governed by the terms and conditions of the New Loan Agreement. Under the New Loan Agreement, the Group may borrow funds up to an aggregate amount of USD 5 million in instalments of no more than USD 1 million each. The New Loan Agreement loan bears interest at the rate of 2.5% per annum and is repayable by December 31, 2024.

Note 32.      Subsequent events

War in Ukraine

Following the outbreak of the war in Ukraine in late February 2022, several countries imposed sanctions on Russia, Belarus and certain regions in Ukraine. There has been an abrupt change in the geopolitical situation, with significant uncertainty about the duration of the conflict, changing scope of sanctions and retaliation actions including new laws.

The Semiconductors Group does not have any operation or customer in Russia, Belarus or Ukraine, and, as such, does not foresee any direct impact of the war on its operations.

However, the war has also contributed to an increase in volatility in currency markets, energy prices, raw material and other input costs, which may impact the Group’s supply chain in the future.

Indebtedness to related parties

On June 30, 2022, the Group entered into a Debt Transfer Agreement with WISeKey pursuant to which WISeKey extended a loan of USD 444,542 to the Group with an interest rate of 3% per annum, repayable on December 31, 2024.

On August 31, 2022, the Group entered into a Debt Transfer Agreement with its parent WISeKey and an affiliate of WISeKey, WISeKey SA, pursuant to which WISeKey extended a loan of USD 381,879 to the Group to repay an overdue creditor balance in that same amount owed to WISeKey SA. The loan bears interest at the rate of 3% per annum and is repayable by December 31, 2024.

On November 3, 2022, the Group entered into a Debt Transfer Agreement with its parent WISeKey and two affiliates of WISeKey, WISeKey SA and WISeKey USA Inc., pursuant to which WISeKey extended a loan of USD 1,286,580 to the Group to repay an overdue creditor balance in that same amount owed to WISeKey USA Inc. The loan bears interest at the rate of 2.5% per annum and is repayable by November 30, 2022.

On November 3, 2022, the Group and WISeKey entered into the Third and the Fourth Amendments to the Revolving Credit Agreement pursuant to which the interest rate of the loans issued under the Revolving Credit Agreement is brought to 2.5% per annum and the end of the credit period is set as November 30, 2022 or any date mutually agreed in writing. Management has assessed the effect of these changes on the going concern basis used in the financial statements. The amendment of the credit period was required because it is planned that WISeKey and the Group will enter into a Capital Increase Agreement whereby an amount of approximately USD 7 million owed to WISeKey by the Group will be converted into a capital contribution by way of an offset with the outstanding debt. Under the terms of this agreement, the capital of WISeKey Semiconductors SAS will be increased by USD 7 million and the balance owed to WISeKey will reduce by an equivalent amount. In order to effect this planned capital contribution, French law requires that the debt to be converted be immediately repayable or overdue, which prompted the change in the end date of the credit period to November 30, 2022. Therefore, the liquidity position and the cash projections of the Group will not be affected by the amendment of the credit period and Management believe it remains correct to present these financial statements on a going concern basis.

SEALS Corp
Subsequent events

32.          Subsequent events

Capital Increase

On July 10, 2023, the Group issued 8,184 new ordinary shares to a shareholder as a result of a share ledger correction.

Securities Purchase Agreement

On July 11, 2023, the Group entered into a Securities Purchase Agreement with L1 Capital Global Opportunities Master Fund Ltd. and Anson Investments Master Fund LP (each the “Investor”, together the “Investors”) pursuant to which the Investors may enter into a private placement of up to a maximum amount of USD 20 million, divided into two equal tranches.

The first tranche for a total of USD 10 million was paid in July 2023 by the Investors. In connection with the closing of the First Tranche, the Company issued to the Investors (i) 4% Senior Original Issue Discount Convertible Notes due 2025 in an aggregate principal amount of USD 10 million, convertible into SEALSQ’s ordinary shares, and (ii) warrants with a 5-year maturity. The Senior Original Issue Discount Convertible bears a 4% per annum interest rate. SEALSQ has also created a capital reserve of 8,000,000 ordinary shares from its duly authorized ordinary shares for issuance under the First Tranche.

The funding of the Second Tranche is, inter alia, subject to the mutual consent of the Group and each Investor.